Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001383951
Registrant Name	Nomura America Finance, LLC
Registration File Number	333-297506
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES